Earnings per Share - Additional Information (Details) - $ / shares	2 Months Ended	12 Months Ended
	Feb. 22, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share Basic [Line Items]
Basic weighted average number of common shares outstanding		98,897,345	94,876,946	64,727,146
Diluted weighted average number of common shares outstanding		113,662,362	109,691,959	64,977,554
Basic net income per share		$ 1.06	$ 0.42	$ 0.34
Diluted net income per share		$ 0.97	$ 0.41	$ 0.34
Common Stock
Earnings Per Share Basic [Line Items]
Issuance of new shares			27,777,341
Rights Agreement
Earnings Per Share Basic [Line Items]
Issuance of new shares	14,630,813
Rights Agreement | Common Stock
Earnings Per Share Basic [Line Items]
Issuance of new shares	27,777,341
Implementation of Rights Agreement and Newly Issued Common and Preferred Shares Not in Effect
Earnings Per Share Basic [Line Items]
Basic weighted average number of common shares outstanding		71,120,004
Diluted weighted average number of common shares outstanding		85,885,021
Basic net income per share		$ 1.55
Diluted net income per share		$ 1.29